Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2013 DTH
Derivative [Line Items]
Commodity volumes, Gas	4,816,408
Financial contracts Gas swaps
Derivative [Line Items]
Commodity volumes, Gas	2,734,304
Gas options
Derivative [Line Items]
Commodity volumes, Gas	2,082,104